Prepaid expenses and other receivables (Tables)	12 Months Ended
Mar. 31, 2022
Prepaid expenses and other receivables
Schedule of prepaid expenses and other receivables

	March 31,
	2021	2022	2022
	RMB	RMB	US$

Prepaid expenses	43,012	11,938	1,884
VAT tax receivables	—	30	5
Other receivables	4,776	5,722	904
Total prepaid expenses and other receivables	47,788	17,690	2,793